Investment Securities, Held-to-maturity Securities, Amortized Cost and Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Amortized cost and fair value of the held to maturity securities [Abstract]
Amortized Cost	$ 5,365	$ 6,458
Gross Unrecognized Gains	45	74
Gross Unrecognized Losses	104	136
Fair Value	5,306	6,396
Mortgage Backed Securities and Collateralized Mortgage Obligations - Residential [Member]
Amortized cost and fair value of the held to maturity securities [Abstract]
Amortized Cost	5,365	6,458
Gross Unrecognized Gains	45	74
Gross Unrecognized Losses	104	136
Fair Value	$ 5,306	$ 6,396